The Company, basis of presentation and significant accounting policies - Concentration of risk (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
U.S. Medicare and Medicaid
Concentration of Risk
Percentage of revenues which were earned and subject to regulations	33.00%	33.00%	34.00%